SHAREHOLDERS' EQUITY (Detail Textuals) $ in Millions			1 Months Ended
	Nov. 19, 2024 USD ($)	May 07, 2024 USD ($)	Dec. 18, 2023 USD ($)	Feb. 14, 2025 ₪ / shares	Dec. 31, 2024 USD ($) shares	Dec. 20, 2024 ₪ / shares	Dec. 31, 2023 USD ($) shares	Jul. 31, 2023 shares
Disclosure of classes of share capital [line items]
Changes in par value | ₪ / shares				₪ 0.02		₪ 0.01
Maximum amount for share buyback program	$ 50.0	$ 50.0	$ 20.0
Amount payables for ordinary shares repurchase					$ 1.0		$ 0.0
Restricted Share Units
Disclosure of classes of share capital [line items]
Number of ordinary shares repurchase | shares								1,120
Nexxen International Ltd. and its subsidiaries
Disclosure of classes of share capital [line items]
Number of ordinary shares repurchase | shares					9,137,532		1,363,678
Amount of ordinary shares repurchase					$ 61.7		$ 9.3